FEDERATED INTERNATIONAL SERIES, INC.

Federated Investors Funds

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

OCTOBER 14, 2016

EDGAR Operations Branch

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-4720

RE: FEDERATED INTERNATIONAL SERIES, INC. (the “Corporation” or “Registrant”)

Federated International Bond Fund

Class A Shares

Class B Shares

Class C Shares

Institutional Shares

(the “Fund”)

1933 Act File No. 2-91776

1940 Act File No. 811-3984

Dear Sir or Madam:

Post-Effective Amendment No. 69 under the Securities Act of 1933 and Amendment No. 64 under the Investment Company Act of 1940 to the Registration Statement of the above-referenced Corporation is hereby electronically transmitted. This filing has been electronically redlined to indicate changes from the Corporation’s currently effective Registration Statement.

As indicated on the facing page of the Amendment, the Registrant has specified that it is to become effective on December 16, 2016 pursuant to the provisions of Rule 485(a) under the Securities Act of 1933. A Rule 485(a) filing is being made to change the Fund’s name to Federated Global Total Return Bond Fund, to add Institutional Shares to the Fund and to revise the Fund’s investment strategy.

The Registrant anticipates filing financial statements pursuant to Rule 485(b) on or about December 16, 2016 to become effective immediately upon filing, simultaneously with the effectiveness of Registrant's Rule 485(a) post-effective amendment.

If you have any questions on the enclosed material, please contact me at (412) 288-4429.

Very truly yours,

/s/ Mark R. Thompson

Mark R. Thompson

Senior Paralegal

Enclosures